RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2015	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Dec. 31, 2011
Reimbursed amount outstanding						$ 31,633	$ 31,633
Convertible note per share								$ 1.25
Gain (loss) on extinguishment of debt				$ 475,587		207,803	(1,365,521)
Accounts payable - related party
Accrued expenses - related party		31,633		31,633		70,670	64,420
Convertible notes payable		$ 335,062		$ 335,062		$ 8,716
Three Director [Member]
Forgiveness of debt	$ 2,212,721
Maple Structure Holdings [Member]
Convertible note per share	$ 0.015
Gain (loss) on extinguishment of debt	$ 438,571
Convertible preferred shares	1,000,000
Common stock, share issued	123,283,700
Preferred Shares, Value	$ 1,000,000
Common stock, value	1,849,256
Accrued dividends	$ 410,685
Common shares, Per Shares	$ 0.01
Maple Gas Corporation [Member]
Converted note common shares	194,999,999
Convertible note per share	$ 0.01
Gain (loss) on extinguishment of debt	$ 975,000
Stock payable obligation							$ 2,925,000
Common shares, Per Shares	$ 0.015
Convertible notes payable	$ 1,950,000